October 2, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds III
- BNY Mellon Equity Income Fund
(the "Fund")
 1933 Act File No.: 33-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 258 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 25, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II